MARKETABLE SECURITIES - Summary of available-for-sale marketable securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 30,537	$ 60,245
Gross Unrealized Holding Gains	18	86
Gross Unrealized Holding Losses	0	(18)
Fair Value	30,555	60,313
Level 1 | Cash and cash equivalents
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	6,695
Gross Unrealized Holding Gains	0
Gross Unrealized Holding Losses	0
Fair Value	6,695
Level 1 | Money market funds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		8,705
Gross Unrealized Holding Gains		0
Gross Unrealized Holding Losses		0
Fair Value		8,705
Level 1 | U.S. treasury securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	19,212	34,316
Gross Unrealized Holding Gains	17	54
Gross Unrealized Holding Losses	0	(15)
Fair Value	19,229	34,355
Level 2 | U.S. government agency securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	4,630	17,224
Gross Unrealized Holding Gains	1	32
Gross Unrealized Holding Losses	0	(3)
Fair Value	$ 4,631	$ 17,253